Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
International CGU [Member]
Intangible Assets [Line Items]
Impairment amount	$ 7.1	$ 191.0